OTHER RECEIVABLES, NET (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
OTHER RECEIVABLES, NET
Consideration receivable (Note 4)					¥ 130,000
Rental and other deposits					78,322		¥ 89,761	¥ 77,902
Deposits in non-bank financing partners					52,751		294,763	502,550
Staff advance					24,813		28,080	55,652
Receivables from third-party payment settlement platform					11,228		7,143	34,787
Others					42,305		26,428	42,970
Other receivables, Gross					339,419		446,175	713,861
Less: allowance for doubtful accounts/provision for credit losses	¥ (51,666)	¥ (6,119)	¥ (272)	¥ (272)	(51,666)		(6,119)	(6,457)
Other receivables, net, Total					¥ 287,753	$ 40,639	¥ 440,056	¥ 707,404
Allowance for doubtful accounts receivables
Beginning balance of the period	(6,119)	(6,457)	(272)	(269)
Changes on initial application of ASU 2016-13	(8,434)
Addition	(39,748)	(1,411)	(23,608)	(3)
Write-off	2,635		17,423
Reclassified as assets held for sale		1,749
Ending balance of the period	¥ (51,666)	¥ (6,119)	¥ (6,457)	¥ (272)